Receivables	12 Months Ended
Aug. 29, 2013
Receivables [Abstract]
Receivables
Receivables

As of	2013	2012
Trade receivables (net of allowance for doubtful accounts of $5 and $5, respectively)	$2,069	$933
Income and other taxes	74	80
Related party receivables	8	63
Other	178	213
	$2,329	$1,289

Related party receivables primarily included amounts due from Aptina related to certain manufacturing services agreements. (See "Equity Method Investments" note.)

As of August 29, 2013 and August 30, 2012, other receivables included $2 million and $63 million, respectively, from our currency hedges. As of August 29, 2013 and August 30, 2012, other receivables included $34 million and $34 million, respectively, due from Intel for amounts related to NAND Flash and certain emerging memory technologies product design and process development activities under cost-sharing agreements.  As of August 30, 2012, other receivables also included $17 million due from Nanya for amounts related to DRAM product design and process development activities under a cost-sharing agreement. (See "Derivative Financial Instruments," "Consolidated Variable Interest Entities" and "Equity Method Investments" notes.)